Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

13. Subsequent Events

The Company evaluated all events or transactions that occurred after December 31, 2012 up through the date these financial statements were issued. The Company did not have any material recognizable or unrecognizable subsequent events except as otherwise disclosed below and elsewhere in the notes to the financial statements.

On March 1, 2013, the Company entered into an asset purchase agreement with OPKO pursuant to which RXi acquired substantially all of OPKO’s RNAi-related assets, including patents, licenses, clinical and preclinical data and other related assets. Upon the close of the asset purchase agreement with OPKO on March 12, 2013, the Company issued to OPKO 50 million shares of common stock. Under the asset purchase agreement, the Company will make, if applicable, up to $50 million per product in development and commercialization milestones for the successful development and commercialization of products utilizing the acquired OPKO intellectual property. In addition, if applicable, upon commercialization of these products the Company will make royalty payments to OPKO.

The Company assessed the acquired OPKO RNAi assets under FASB ASC Topic 805, “Business Combinations” (“ASC 805”), and it was determined that the transaction be accounted for as a purchase of assets, as the acquired assets did not constitute a business under the guidance of ASC 805. The assets purchased from OPKO are at an early stage of development, and, as such, determining the future economic benefit of the OPKO RNAi assets at the date of acquisition is highly uncertain. Accordingly, the fair value of the OPKO RNAi assets acquired will be expensed as in-process research and development in the first quarter of 2013.

On March 6, 2013, the Company entered into a securities purchase agreement pursuant to which RXi agreed to issue 112,956,011 shares of common stock at a price of $0.145 per share. The gross proceeds from the offering, which closed on March 12, 2013, were approximately $16.4 million, and the net proceeds, after payment of commissions, were approximately $16.0 million.